Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Employee benefit plans	$ 2	$ 1
Interest	13
Other credits	39
Tax receivable agreement	64
Other accrued expenses	10	4
Seller Earnouts	35
Fixed assets	2	7
Intangible assets		1
Net operating losses	313	154
Other	4	3
Total	482	170
Valuation allowance on deferred tax assets	(226)	(155)
Total	256	15
Deferred tax liabilities
Intangible assets	(33)	(3)
Investment in partnership	(246)
Other	(10)	(7)
Total	(289)	(10)
Net deferred tax (liability) asset		$ 5
Net deferred tax (liability) asset	$ (33)